Contingent Liabilities	12 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Contingent Liabilities	Note 22. Contingent Liabilities There are no contingent liabilities that the consolidated entity has become aware of at 30 June 2024 and 30 June 2023.